MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 276,823	$ 213,338
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	136,037	94,069
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	7,669	2,464
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	118,458	114,984
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,676	902
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 8,983	$ 919